Schedule of Future Minimum Rent Payments Due Under Non-Cancellable Leases (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2024	$ 14,604
Thereafter
Total	$ 14,604	$ 30,880
2024		30,880
Thereafter